Revenues (Details) - Schedule of Group’s Revenues Disaggregated by Service Lines and Geographic Location of the Employees of our Customers	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)
Schedule of Group’s Revenues Disaggregated by Service Lines and Geographic Location of the Employees of our Customers [Line Items]
Total revenues	$ 12,529,119	$ 1,604,590	$ 14,485,440	$ 15,030,032
Total revenues	17,595,833	2,253,478	16,981,233	16,011,572
Total revenues				15,873,473
Total revenues	30,124,952	3,858,068	31,466,673	46,915,077
Hong Kong [Member]
Schedule of Group’s Revenues Disaggregated by Service Lines and Geographic Location of the Employees of our Customers [Line Items]
Total revenues	657,460	84,200	602,599	1,108,019
Total revenues	874,768	112,030	842,269	2,865,852
Total revenues				15,873,473
Macau [Member]
Schedule of Group’s Revenues Disaggregated by Service Lines and Geographic Location of the Employees of our Customers [Line Items]
Total revenues	103,844	13,299	277,889	169,027
Total revenues	459,939	58,904	682,743	777,858
PRC [Member]
Schedule of Group’s Revenues Disaggregated by Service Lines and Geographic Location of the Employees of our Customers [Line Items]
Total revenues	7,193,462	921,258	10,550,194	11,426,534
Total revenues	15,973,129	2,045,660	15,378,972	12,355,903
Taiwan [Member]
Schedule of Group’s Revenues Disaggregated by Service Lines and Geographic Location of the Employees of our Customers [Line Items]
Total revenues	4,164,541	533,348	1,703,697	1,623,067
Total revenues	189,707	24,296
Japan [Member]
Schedule of Group’s Revenues Disaggregated by Service Lines and Geographic Location of the Employees of our Customers [Line Items]
Total revenues	7,766	995	699,535	361,826
Australia [Member]
Schedule of Group’s Revenues Disaggregated by Service Lines and Geographic Location of the Employees of our Customers [Line Items]
Total revenues	43,757	5,604	132,354	116,278
Thailand [Member]
Schedule of Group’s Revenues Disaggregated by Service Lines and Geographic Location of the Employees of our Customers [Line Items]
Total revenues	112,902	14,459	40,738	64,175
Malaysia [Member]
Schedule of Group’s Revenues Disaggregated by Service Lines and Geographic Location of the Employees of our Customers [Line Items]
Total revenues			37,928	57,033
Vietnam [Member]
Schedule of Group’s Revenues Disaggregated by Service Lines and Geographic Location of the Employees of our Customers [Line Items]
Total revenues	43,103	5,520	60,850	44,782
India [Member]
Schedule of Group’s Revenues Disaggregated by Service Lines and Geographic Location of the Employees of our Customers [Line Items]
Total revenues	6,251	801	79,809	18,444
Total revenues	98,290	12,588	77,249	11,959
Indonesia [Member]
Schedule of Group’s Revenues Disaggregated by Service Lines and Geographic Location of the Employees of our Customers [Line Items]
Total revenues	28,442	3,643	195,607	20,210
Philippines [Member]
Schedule of Group’s Revenues Disaggregated by Service Lines and Geographic Location of the Employees of our Customers [Line Items]
Total revenues	33,098	4,239	62,901	20,637
Bangladesh [Member]
Schedule of Group’s Revenues Disaggregated by Service Lines and Geographic Location of the Employees of our Customers [Line Items]
Total revenues	42,995	5,506	36,391
Singapore [Member]
Schedule of Group’s Revenues Disaggregated by Service Lines and Geographic Location of the Employees of our Customers [Line Items]
Total revenues	65,657	8,409	4,948
South Korea [Member]
Schedule of Group’s Revenues Disaggregated by Service Lines and Geographic Location of the Employees of our Customers [Line Items]
Total revenues	$ 25,841	$ 3,309